Average Annual Total Returns{- Fidelity® Series Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-08 - Fidelity® Series Long-Term Treasury Bond Index Fund
	Fidelity Series Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB010 Past 1 year	LB010 Since Inception
Total	17.63%	4.57%	[1]	13.45%	2.43%	[1]	11.87%	2.84%	[1]	17.70%	4.73%	[1]

[1]	(a)From July 7, 2016